Property and Equipment (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment (Textual)
Depreciation expense	$ 9,507	$ 10,933	$ 28,211	$ 31,717	$ 42,634	$ 10,001